Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1 TO FORM S-4
Entity Registrant Name	STONEMOR PARTNERS LP
Entity Central Index Key	0001286131
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false